Other disclosures - Management board remunerations (Details) - Management Board - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Remuneration
Short-term employee benefits	€ 5,503	€ 4,238
Termination benefits	1,506	1,360
Stock-based compensation	247	(2,231)
Total remuneration	€ 7,256	€ 3,367